Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Australia: 7.1%
101,302		AGL Energy Ltd.	$1,310,541	0.1
378,108		Alumina Ltd.	605,779	0.0
517,879		AMP Ltd.	638,730	0.0
182,251		APA Group	1,411,511	0.1
88,769		Aristocrat Leisure Ltd.	1,835,310	0.1
29,904		ASX Ltd.	1,638,725	0.1
307,404		Aurizon Holdings Ltd.	1,225,420	0.1
282,103		AusNet Services	345,616	0.0
437,624		Australia & New Zealand Banking Group Ltd.	8,406,620	0.4
62,679	(1)	Bank of Queensland Ltd.	419,763	0.0
75,931		Bendigo and Adelaide Bank Ltd.	589,152	0.0
874,585	(2),(3)	BGP Holdings PLC	–	–
455,029		BHP Group Ltd.	11,244,029	0.5
326,240		BHP Group PLC	6,968,220	0.3
80,681		BlueScope Steel Ltd.	655,322	0.0
181,083		Boral Ltd.	590,984	0.0
246,328		Brambles Ltd.	1,896,975	0.1
38,571		Caltex Australia Ltd.	685,351	0.0
85,023		Challenger Ltd.	423,424	0.0
15,026		CIMIC Group Ltd.	319,274	0.0
78,282		Coca-Cola Amatil Ltd.	563,313	0.0
8,915		Cochlear Ltd.	1,254,560	0.1
175,138		Coles Group Ltd.	1,820,825	0.1
273,439		Commonwealth Bank of Australia	14,915,953	0.7
75,481		Computershare Ltd.	825,146	0.0
57,528		Crown Resorts Ltd.	467,975	0.0
69,989		CSL Ltd.	11,066,102	0.5
168,610		Dexus	1,358,111	0.1
8,589		Flight Centre Travel Group Ltd.	275,873	0.0
214,016		Fortescue Metals Group Ltd.	1,273,870	0.1
252,162		Goodman Group	2,413,642	0.1
299,149		GPT Group	1,243,984	0.1
85,291	(1)	Harvey Norman Holdings Ltd.	260,922	0.0
248,036		Incitec Pivot Ltd.	568,022	0.0
356,974		Insurance Australia Group Ltd.	1,904,800	0.1
87,138		Lend Lease Corp., Ltd.	1,033,533	0.1
49,948		Macquarie Group Ltd.	4,427,502	0.2
19,148		Magellan Financial Group Ltd.	666,930	0.0
425,395		Medibank Pvt Ltd.	976,929	0.0
604,132		Mirvac Group	1,248,057	0.1
434,259		National Australia Bank Ltd.	8,706,992	0.4
118,702		Newcrest Mining Ltd.	2,739,129	0.1
211,967		Oil Search Ltd.	1,046,427	0.1
58,687		Orica Ltd.	893,700	0.0
272,044		Origin Energy Ltd.	1,465,264	0.1
204,108		QBE Insurance Group Ltd.	1,731,328	0.1
24,971		Ramsay Health Care Ltd.	1,093,981	0.1
8,138		REA Group Ltd.	594,947	0.0
57,340		Rio Tinto Ltd.	3,591,490	0.2
273,482		Santos Ltd.	1,425,990	0.1
821,286		Scentre Group	2,178,914	0.1
51,526		Seek Ltd.	747,405	0.0
69,539		Sonic Healthcare Ltd.	1,318,533	0.1
534,466		South32 Ltd. - AUD	942,634	0.0
242,587		South32 Ltd. - GBP	427,077	0.0
368,297		Stockland	1,131,295	0.1
194,755		Suncorp Group Ltd.	1,794,296	0.1
170,833		Sydney Airport	926,973	0.0
311,909		Tabcorp Holdings Ltd.	1,020,955	0.0
642,981		Telstra Corp., Ltd.	1,524,165	0.1
57,325		TPG Telecom Ltd.	268,677	0.0
413,238		Transurban Group - Stapled Security	4,102,409	0.2
111,075		Treasury Wine Estates Ltd.	1,394,200	0.1
495,221		Vicinity Centres	859,202	0.0
18,489		Washington H Soul Pattinson & Co. Ltd.	262,712	0.0
175,138		Wesfarmers Ltd.	4,705,583	0.2
532,526		Westpac Banking Corp.	10,635,959	0.5
144,602		Woodside Petroleum Ltd.	3,159,143	0.1
194,422		Woolworths Group Ltd.	4,892,365	0.2
52,109		WorleyParsons Ltd.	457,143	0.0
			155,815,683	7.1

		Austria: 0.2%
11,245		Andritz AG	459,531	0.0
46,472		Erste Group Bank AG	1,535,886	0.1
22,748		OMV AG	1,219,260	0.1
22,864		Raiffeisen International Bank Holding AG	530,256	0.0
10,518		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	575,497	0.0
17,927	(1)	Voestalpine AG	412,182	0.0
			4,732,612	0.2

		Belgium: 1.0%
27,578		Ageas	1,528,795	0.1
117,695		Anheuser-Busch InBev SA/NV	11,202,196	0.5
8,530		Colruyt S.A.	467,296	0.0
12,462		Groupe Bruxelles Lambert S.A.	1,196,210	0.1
38,569		KBC Group NV	2,505,118	0.1
23,496		Proximus SADP	698,162	0.0
11,448		Solvay S.A.	1,185,185	0.1
7,151		Telenet Group Holding NV	337,454	0.0
19,529		UCB S.A.	1,416,880	0.1
30,448	(1)	Umicore SA	1,150,429	0.0
			21,687,725	1.0

		China: 0.1%
5,551	(1),(3)	BeiGene Ltd. ADR	679,775	0.0
571,417		BOC Hong Kong Holdings Ltd.	1,938,944	0.1
			2,618,719	0.1

		Denmark: 1.7%
582		AP Moller - Maersk A/S - Class A	620,486	0.0
1,010		AP Moller - Maersk A/S - Class B	1,141,738	0.1
16,523		Carlsberg A/S	2,441,737	0.1
16,293		Chr Hansen Holding A/S	1,380,241	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
18,350		Coloplast A/S	$2,207,796	0.1
99,883		Danske Bank A/S	1,389,610	0.1
33,699		DSV A/S	3,203,092	0.2
10,034	(3)	Genmab A/S	2,038,745	0.1
10,766		H Lundbeck A/S	356,921	0.0
24,377		ISS A/S	602,681	0.0
273,315		Novo Nordisk A/S	14,123,876	0.6
32,983		Novozymes A/S	1,387,301	0.1
29,220	(4)	Orsted A/S	2,716,252	0.1
15,446	(1)	Pandora A/S	619,859	0.0
18,668		Tryg A/S	534,847	0.0
29,187		Vestas Wind Systems A/S	2,264,267	0.1
17,050	(1),(3)	Demant A/S	436,480	0.0
			37,465,929	1.7

		Finland: 1.1%
21,970		Elisa OYJ	1,132,660	0.0
68,605		Fortum OYJ	1,621,571	0.1
52,501		Kone OYJ	2,987,864	0.2
16,256		Metso Oyj	606,630	0.0
65,349	(1)	Neste OYJ	2,162,056	0.1
868,705	(3)	Nokia OYJ - Finland	4,387,240	0.2
19,198		Nokian Renkaat OYJ	541,124	0.0
500,458		Nordea Bank Abp	3,549,954	0.2
16,131		Orion Oyj	601,090	0.0
68,477		Sampo OYJ	2,720,757	0.1
89,858		Stora Enso OYJ	1,081,372	0.1
82,443		UPM-Kymmene OYJ	2,434,438	0.1
68,550	(1)	Wartsila OYJ	767,010	0.0
			24,593,766	1.1

		France: 10.2%
28,374		Accor S.A.	1,182,731	0.1
4,586		Aeroports de Paris	815,718	0.0
66,353		Air Liquide SA	9,443,397	0.4
29,450		Alstom SA	1,219,918	0.1
9,347	(4)	Amundi SA	651,095	0.0
10,632		Arkema SA	991,189	0.0
15,180		Atos SE	1,068,514	0.1
299,541		AXA S.A.	7,648,444	0.3
6,399		BioMerieux	529,203	0.0
173,744		BNP Paribas	8,446,922	0.4
135,009		Bollore SA	559,069	0.0
34,435		Bouygues SA	1,379,015	0.1
44,380		Bureau Veritas SA	1,068,220	0.1
24,549		Capgemini SE	2,890,683	0.1
91,434		Carrefour S.A.	1,599,394	0.1
8,475	(1)	Casino Guichard Perrachon S.A.	404,504	0.0
75,985		Cie de Saint-Gobain	2,978,069	0.1
26,391		Cie Generale des Etablissements Michelin SCA	2,938,464	0.1
26,515		CNP Assurances	512,394	0.0
7,073		Covivio	748,616	0.0
177,105		Credit Agricole SA	2,143,650	0.1
95,376		Danone	8,400,912	0.4
387		Dassault Aviation SA	547,512	0.0
20,306		Dassault Systemes SE	2,892,729	0.1
36,977		Edenred	1,773,785	0.1
12,110		Eiffage SA	1,255,388	0.1
92,996		Electricite de France SA	1,040,301	0.1
282,123		Engie SA	4,604,875	0.2
43,782		EssilorLuxottica SA	6,312,479	0.3
6,205		Eurazeo SE	461,461	0.0
1,772	(1)	Eurofins Scientific SE	824,051	0.0
26,967		Eutelsat Communications	501,642	0.0
11,727	(1)	Faurecia SE	555,932	0.0
7,068		Gecina S.A.	1,110,547	0.1
67,964		Getlink SE	1,020,536	0.1
4,892		Hermes International	3,378,814	0.2
4,605		ICADE	411,829	0.0
4,090		Iliad SA	384,137	0.0
5,525		Imerys SA	221,918	0.0
9,266		Ingenico Group SA	903,120	0.0
5,825		Ipsen SA	552,599	0.0
11,505		JC Decaux SA	311,332	0.0
11,703		Kering SA	5,963,692	0.3
30,866		Klepierre SA	1,048,227	0.1
41,212		Legrand S.A.	2,939,947	0.1
39,032		L'Oreal S.A.	10,916,071	0.5
42,912	(1)	LVMH Moet Hennessy Louis Vuitton SE	17,025,818	0.8
146,111		Natixis SA	605,364	0.0
308,163	(1)	Orange SA	4,823,367	0.2
32,799		Pernod Ricard SA	5,837,615	0.3
90,846		Peugeot S.A.	2,267,410	0.1
32,704		Publicis Groupe	1,609,214	0.1
3,486		Remy Cointreau SA	462,753	0.0
29,691		Renault S.A.	1,704,065	0.1
50,555		Safran S.A.	7,959,931	0.4
173,787		Sanofi	16,098,433	0.7
4,272		Sartorius Stedim Biotech	597,539	0.0
84,957		Schneider Electric SE	7,428,844	0.3
24,492		SCOR SE	1,011,216	0.0
3,487		SEB SA	529,231	0.0
3,907	(1)	Societe BIC S.A.	262,280	0.0
118,555		Societe Generale	3,247,483	0.2
13,666		Sodexo SA	1,534,217	0.1
52,788		SUEZ	829,650	0.0
9,049		Teleperformance	1,960,716	0.1
16,458		Thales S.A.	1,891,869	0.1
369,326	(1)	Total SA	19,229,667	0.9
12,928	(3)	UbiSoft Entertainment	931,991	0.0
21,365		Unibail-Rodamco-Westfield	3,114,618	0.2
37,111		Valeo SA	1,202,662	0.1
83,030		Veolia Environnement	2,103,292	0.1
78,822		Vinci SA	8,490,664	0.4
141,573		Vivendi SA	3,873,841	0.2
4,183		Wendel	576,427	0.0
12,696	(3),(4)	Worldline SA/France	799,808	0.0
			225,563,030	10.2

		Germany: 7.7%
27,861		Adidas AG	8,674,392	0.4
65,564		Allianz SE	15,261,515	0.7
140,475		Aroundtown SA	1,149,007	0.1
7,500	(3)	Axel Springer SE	515,003	0.0
141,872		BASF SE	9,919,451	0.5
144,046		Bayer AG	10,148,520	0.5
51,143		Bayerische Motoren Werke AG	3,601,825	0.2
15,570		Beiersdorf AG	1,835,787	0.1
23,865		Brenntag AG	1,154,203	0.1
6,217		Carl Zeiss Meditec AG	708,588	0.0
154,756		Commerzbank AG	895,868	0.0
16,992		Continental AG	2,180,199	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
26,854	(4)	Covestro AG	$1,328,796	0.1
140,464		Daimler AG	6,983,462	0.3
17,486	(3),(4)	Delivery Hero SE	776,300	0.0
303,280		Deutsche Bank AG	2,266,167	0.1
29,348		Deutsche Boerse AG	4,577,103	0.2
36,702		Deutsche Lufthansa AG	582,652	0.0
152,797		Deutsche Post AG	5,092,012	0.2
514,833		Deutsche Telekom AG	8,635,328	0.4
55,147		Deutsche Wohnen SE	2,013,065	0.1
8,191	(1)	1&1 Drillisch AG	255,330	0.0
339,991		E.ON AG	3,305,611	0.2
28,792		Evonik Industries AG	710,769	0.0
6,427		Fraport AG Frankfurt Airport Services Worldwide	544,725	0.0
64,464		Fresenius SE & Co. KGaA	3,015,678	0.1
33,290		Fresenius Medical Care AG & Co. KGaA	2,237,105	0.1
23,698		GEA Group AG	639,321	0.0
9,314		Hannover Rueck SE	1,574,157	0.1
22,986		HeidelbergCement AG	1,660,744	0.1
16,052		Henkel AG & Co. KGaA	1,469,500	0.1
3,819		Hochtief AG	435,216	0.0
9,787		Hugo Boss AG	523,986	0.0
193,109		Infineon Technologies AG	3,469,553	0.2
10,032		KION Group AG	527,575	0.0
7,470		Knorr-Bremse AG	702,163	0.1
13,430		LANXESS AG	820,249	0.0
19,963		Merck KGaA	2,248,834	0.1
27,813		METRO AG	438,790	0.0
8,032		MTU Aero Engines AG	2,134,250	0.1
22,292		Muenchener Rueckversicherungs-Gesellschaft AG	5,757,998	0.3
12,813		Puma SE	991,417	0.1
84,485		RWE AG	2,640,384	0.1
151,808		SAP SE	17,863,823	0.8
118,165		Siemens AG	12,649,034	0.6
23,170	(4)	Siemens Healthineers AG	911,097	0.0
19,873		Symrise AG	1,931,838	0.1
137,839		Telefonica Deutschland Holding AG	384,309	0.0
62,503	(1)	ThyssenKrupp AG	864,897	0.0
68,107		TUI AG	790,989	0.0
31,090		Uniper SE	1,019,637	0.1
18,999		United Internet AG	677,024	0.0
5,014		Volkswagen AG	861,930	0.0
78,445		Vonovia SE	3,979,936	0.2
18,132		Wirecard AG	2,901,847	0.1
21,328	(3),(4)	Zalando SE	973,823	0.0
			170,212,782	7.7

		Hong Kong: 3.2%
1,867,099		AIA Group Ltd.	17,608,704	0.8
47,100		ASM Pacific Technology Ltd.	574,686	0.0
201,352		Bank of East Asia Ltd.	495,911	0.0
399,199		CK Asset Holdings Ltd.	2,704,610	0.1
417,199		CK Hutchison Holdings Ltd.	3,683,087	0.2
102,402		CK Infrastructure Holdings Ltd.	688,655	0.0
253,865		CLP Holdings Ltd.	2,668,347	0.1
52,187		Dairy Farm International Holdings Ltd.	328,778	0.0
334,159		Galaxy Entertainment Group Ltd.	2,071,694	0.1
312,823		Hang Lung Properties Ltd.	709,948	0.0
118,136		Hang Seng Bank Ltd.	2,545,544	0.1
224,059		Henderson Land Development Co., Ltd.	1,043,627	0.1
409,500		HK Electric Investments & HK Electric Investments Ltd.	390,289	0.0
584,867		HKT Trust / HKT Ltd.	927,787	0.0
1,568,218		Hong Kong & China Gas	3,056,659	0.1
184,588		Hong Kong Exchanges and Clearing Ltd.	5,410,282	0.2
180,233		Hongkong Land Holdings Ltd. - HKHGF	1,013,309	0.1
96,644		Hysan Development Co., Ltd.	389,729	0.0
34,204		Jardine Matheson Holdings Ltd.	1,830,502	0.1
34,200		Jardine Strategic Holdings Ltd.	1,022,971	0.1
101,060		Kerry Properties Ltd.	311,175	0.0
326,032		Link REIT	3,596,415	0.2
32,462		Melco Resorts & Entertainment Ltd. ADR	630,087	0.1
237,144		MTR Corp.	1,329,941	0.1
947,094		New World Development Ltd.	1,229,954	0.1
241,660		NWS Holdings Ltd.	374,300	0.0
656,000		PCCW Ltd.	368,273	0.0
214,345		Power Assets Holdings Ltd.	1,438,864	0.1
193,385		Shangri-La Asia Ltd.	197,106	0.0
474,626		Sino Land Co.	713,370	0.0
245,971		Sun Hung Kai Properties Ltd.	3,534,786	0.2
77,120		Swire Pacific Ltd. - Class A	717,778	0.0
180,625		Swire Properties Ltd.	566,874	0.0
212,000		Techtronic Industries Co., Ltd.	1,475,561	0.1
114,000		Vitasoy International Holdings Ltd.	462,092	0.0
1,477,000	(4)	WH Group Ltd.	1,322,739	0.1
187,857		Wharf Holdings Ltd.	409,746	0.0
187,857		Wharf Real Estate Investment Co. Ltd.	1,025,984	0.1
126,504		Wheelock & Co., Ltd.	720,715	0.0
112,449		Yue Yuen Industrial Holdings	307,220	0.0
			69,898,099	3.2

		Ireland: 0.5%
125,782		AIB Group PLC	373,130	0.0
149,516		Bank of Ireland Group PLC	592,446	0.0
63,403		CRH PLC	2,176,264	0.1
15,183		DCC PLC	1,324,169	0.1
68,315		James Hardie Industries SE	1,147,540	0.1
24,527		Kerry Group PLC - KYG	2,868,483	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: (continued)
23,719		Kingspan Group Plc	$1,158,197	0.1
12,068		Flutter Entertainment PLC	1,128,050	0.0
34,853		Smurfit Kappa PLC	1,036,387	0.0
			11,804,666	0.5

		Israel: 0.6%
6,556		Azrieli Group Ltd.	516,633	0.0
175,229	(3)	Bank Hapoalim BM	1,380,688	0.1
230,657		Bank Leumi Le-Israel BM	1,642,238	0.1
18,812	(3)	Check Point Software Technologies	2,059,914	0.1
5,809	(3)	CyberArk Software Ltd.	579,855	0.0
3,752		Elbit Systems Ltd.	622,909	0.0
108,768		Israel Chemicals Ltd.	544,155	0.0
179,799		Israel Discount Bank Ltd.	790,251	0.1
21,726		Mizrahi Tefahot Bank Ltd.	539,857	0.0
9,614	(3)	Nice Ltd.	1,385,654	0.1
168,747	(1),(3)	Teva Pharmaceutical Industries Ltd. ADR	1,160,979	0.1
7,317	(3)	Wix.com Ltd.	854,187	0.0
			12,077,320	0.6

		Italy: 2.0%
169,713		Assicurazioni Generali S.p.A.	3,288,997	0.2
76,532		Atlantia S.p.A	1,849,616	0.1
89,713		Davide Campari-Milano SpA	810,375	0.0
1,256,311		Enel S.p.A.	9,383,793	0.4
392,946		ENI S.p.A.	6,006,109	0.3
18,868		Ferrari NV	2,911,590	0.1
94,055		FinecoBank Banca Fineco SpA	995,110	0.1
62,512		Leonardo SpA	734,832	0.0
2,298,933		Intesa Sanpaolo SpA	5,445,778	0.3
95,930		Mediobanca Banca di Credito Finanziario SpA	1,047,155	0.1
27,891		Moncler SpA	994,133	0.0
61,786	(4)	Pirelli & C SpA	365,892	0.0
80,699	(4)	Poste Italiane SpA	917,317	0.0
37,277		Prysmian SpA	800,435	0.0
16,151		Recordati S.p.A.	692,699	0.0
314,629		Snam SpA	1,589,269	0.1
1,409,003	(3)	Telecom Italia S.p.A. - TIT	804,525	0.0
931,078		Telecom Italia S.p.A. - TITR	509,301	0.0
217,330		Terna Rete Elettrica Nazionale SpA	1,395,851	0.1
310,479		UniCredit SpA	3,659,630	0.2
			44,202,407	2.0

		Japan: 23.8%
5,100		ABC-Mart, Inc.	324,196	0.0
61,643		Acom Co., Ltd.	242,917	0.0
30,800		Advantest Corp.	1,373,002	0.1
15,842		Aeon Mall Co., Ltd.	250,641	0.0
100,980		Aeon Co., Ltd.	1,855,282	0.1
17,398		AEON Financial Service Co., Ltd.	263,054	0.0
23,043		Air Water, Inc.	414,345	0.0
25,011		Aisin Seiki Co., Ltd.	790,759	0.0
67,828		Ajinomoto Co., Inc.	1,283,820	0.1
29,068		Alfresa Holdings Corp.	651,306	0.0
17,789	(1)	ANA Holdings, Inc.	599,303	0.0
32,200		Alps Alpine Co. Ltd.	604,638	0.0
51,189		Amada Holdings Co., Ltd.	554,709	0.0
18,268		Aozora Bank Ltd.	457,803	0.0
28,121		AGC, Inc.	876,316	0.1
56,058		Asahi Group Holdings, Ltd.	2,784,014	0.1
30,100		Asahi Intecc Co. Ltd.	794,146	0.0
194,953		Asahi Kasei Corp.	1,933,944	0.1
291,720		Astellas Pharma, Inc.	4,172,810	0.2
30,893	(1)	Bandai Namco Holdings, Inc.	1,926,413	0.1
8,211		Bank of Kyoto Ltd./The	323,012	0.0
11,037		Benesse Holdings, Inc.	287,515	0.0
88,243		Bridgestone Corp.	3,434,058	0.2
34,386		Brother Industries Ltd.	626,573	0.0
12,401		Calbee, Inc.	386,826	0.0
154,493		Canon, Inc.	4,131,479	0.2
29,987	(1)	Casio Computer Co., Ltd.	466,669	0.0
22,228		Central Japan Railway Co.	4,583,626	0.2
84,366		Chiba Bank Ltd.	436,350	0.0
99,542		Chubu Electric Power Co., Inc.	1,443,921	0.1
34,606		Chugai Pharmaceutical Co., Ltd.	2,704,361	0.1
42,972	(1)	Chugoku Electric Power Co., Inc.	553,003	0.0
19,100	(1)	Coca-Cola Bottlers Japan, Inc.	429,485	0.0
163,509		Concordia Financial Group Ltd.	630,126	0.0
24,324		Credit Saison Co., Ltd.	327,998	0.0
15,600		CyberAgent, Inc.	601,337	0.0
37,574		Dai Nippon Printing Co., Ltd.	974,706	0.1
38,484		Daicel Corp.	327,403	0.0
15,600		Daifuku Co., Ltd.	811,607	0.0
166,583		Dai-ichi Life Holdings, Inc.	2,532,545	0.1
87,593		Daiichi Sankyo Co., Ltd.	5,534,949	0.3
38,498		Daikin Industries Ltd.	5,077,468	0.2
11,081		Daito Trust Construction Co., Ltd.	1,419,238	0.1
87,454		Daiwa House Industry Co., Ltd.	2,842,666	0.1
288		Daiwa House REIT Investment Corp.	810,255	0.0
236,221		Daiwa Securities Group, Inc.	1,057,147	0.1
66,967		Denso Corp.	2,959,098	0.1
33,403		Dentsu, Inc.	1,181,133	0.1
4,200		Disco Corp.	802,900	0.0
68,468		Pan Pacific International Holdings Corp.	1,146,318	0.1
47,133		East Japan Railway Co.	4,506,973	0.2
38,979	(1)	Eisai Co., Ltd.	1,991,322	0.1
22,642		Electric Power Development Co., Ltd.	517,610	0.0
39,152	(1)	FamilyMart Co. Ltd.	956,614	0.1
29,893		Fanuc Ltd.	5,650,478	0.3
9,042	(1)	Fast Retailing Co., Ltd.	5,394,001	0.3
19,623		Fuji Electric Co. Ltd.	605,047	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
55,660		Fuji Film Holdings Corp.	$2,451,846	0.1
30,413		Fujitsu Ltd.	2,444,301	0.1
26,543		Fukuoka Financial Group, Inc.	503,741	0.0
6,300	(1)	GMO Payment Gateway, Inc.	422,877	0.0
36,000		Hakuhodo DY Holdings, Inc.	523,102	0.0
21,642		Hamamatsu Photonics KK	807,426	0.0
35,357		Hankyu Hanshin Holdings, Inc.	1,367,272	0.1
3,200		Hikari Tsushin, Inc.	694,219	0.0
44,332		Hino Motors Ltd.	367,382	0.0
5,064		Hirose Electric Co., Ltd.	623,862	0.0
8,129		Hisamitsu Pharmaceutical Co., Inc.	357,843	0.0
16,100		Hitachi Chemical Co., Ltd.	528,129	0.0
16,610	(1)	Hitachi Construction Machinery Co., Ltd.	403,458	0.0
10,600		Hitachi High-Technologies Corp.	616,180	0.0
149,291		Hitachi Ltd.	5,590,979	0.3
33,110		Hitachi Metals Ltd.	359,576	0.0
251,842		Honda Motor Co., Ltd.	6,594,343	0.3
8,400		Hoshizaki Corp.	662,142	0.0
58,937		Hoya Corp.	4,827,113	0.2
46,864		Hulic Co. Ltd.	481,135	0.0
30,355		Idemitsu Kosan Co., Ltd.	861,243	0.1
22,742		IHI Corp.	498,182	0.0
22,691		Iida Group Holdings Co. Ltd.	370,484	0.0
158,116		Inpex Corp.	1,457,161	0.1
51,966		Isetan Mitsukoshi Holdings Ltd.	416,159	0.0
85,168		Isuzu Motors Ltd.	943,440	0.1
208,116		Itochu Corp.	4,310,837	0.2
14,800		Itochu Techno-Solutions Corp.	393,117	0.0
35,552		J Front Retailing Co., Ltd.	417,694	0.0
17,778		Japan Airlines Co. Ltd.	527,996	0.0
7,800		Japan Airport Terminal Co., Ltd.	339,538	0.0
78,714		Japan Exchange Group, Inc.	1,243,874	0.1
62,600	(1)	Japan Post Bank Co. Ltd.	608,040	0.0
243,300		Japan Post Holdings Co. Ltd.	2,245,073	0.1
121		Japan Prime Realty Investment Corp.	574,231	0.0
203		Japan Real Estate Investment Corp.	1,361,379	0.1
404		Japan Retail Fund Investment Corp.	854,145	0.1
185,402		Japan Tobacco, Inc.	4,062,091	0.2
75,902		JFE Holdings, Inc.	919,351	0.1
34,039		JGC Corp.	449,225	0.0
29,735		JSR Corp.	478,756	0.0
31,865		JTEKT Corp.	368,012	0.0
496,864		JXTG Holdings, Inc.	2,271,139	0.1
69,454		Kajima Corp.	915,014	0.1
21,023		Kakaku.com, Inc.	519,341	0.0
16,560		Kamigumi Co., Ltd.	376,177	0.0
7,400		Kaneka Corp.	231,906	0.0
108,762		Kansai Electric Power Co., Inc.	1,218,167	0.1
27,353	(1)	Kansai Paint Co., Ltd.	639,367	0.0
75,475		Kao Corp.	5,598,504	0.3
21,953		Kawasaki Heavy Industries Ltd.	489,478	0.0
272,901		KDDI Corp.	7,120,736	0.3
14,900		Keihan Holdings Co., Ltd.	663,919	0.0
34,108		Keikyu Corp.	663,823	0.0
15,868		Keio Corp.	990,821	0.1
19,998		Keisei Electric Railway Co., Ltd.	825,581	0.0
14,044		Keyence Corp.	8,741,773	0.4
22,434		Kikkoman Corp.	1,076,262	0.1
26,497		Kintetsu Group Holdings Co., Ltd.	1,383,096	0.1
127,056		Kirin Holdings Co., Ltd.	2,703,729	0.1
7,600		Kobayashi Pharmaceutical Co., Ltd.	580,418	0.0
47,876		Kobe Steel Ltd.	257,141	0.0
16,100		Koito Manufacturing Co., Ltd.	792,505	0.0
142,683	(1)	Komatsu Ltd.	3,290,239	0.2
14,366		Konami Holdings Corp.	695,941	0.0
69,923		Konica Minolta, Inc.	489,218	0.0
5,100		Kose Corp.	865,924	0.1
161,822		Kubota Corp.	2,461,101	0.1
49,367		Kuraray Co., Ltd.	609,918	0.0
15,248		Kurita Water Industries, Ltd.	410,502	0.0
49,594		Kyocera Corp.	3,092,216	0.2
37,514		Kyowa Kirin Co., Ltd.	730,560	0.0
58,560		Kyushu Electric Power Co., Inc.	553,418	0.0
24,700		Kyushu Railway Co.	788,421	0.0
7,764		Lawson, Inc.	397,560	0.0
9,300	(3)	LINE Corp.	333,735	0.0
34,700		Lion Corp.	686,452	0.0
41,092		LIXIL Group Corp.	725,979	0.0
68,100		M3, Inc.	1,648,011	0.1
34,608		Makita Corp.	1,098,233	0.1
241,556		Marubeni Corp.	1,610,929	0.1
29,319	(1)	Marui Group Co., Ltd.	621,192	0.0
8,700		Maruichi Steel Tube Ltd.	231,068	0.0
87,866		Mazda Motor Corp.	787,571	0.0
10,300		McDonald's Holdings Co. Japan Ltd.	498,905	0.0
136,562		Mebuki Financial Group, Inc.	337,709	0.0
28,300		Medipal Holdings Corp.	631,719	0.0
17,688		MEIJI Holdings Co., Ltd.	1,293,828	0.1
11,600	(3)	Mercari, Inc.	289,423	0.0
56,100		Minebea Mitsumi, Inc.	895,557	0.1
43,800		MISUMI Group, Inc.	1,037,551	0.1
197,748		Mitsubishi Chemical Holdings Corp.	1,417,338	0.1
208,793	(1)	Mitsubishi Corp.	5,141,092	0.2
281,961		Mitsubishi Electric Corp.	3,761,405	0.2
182,627		Mitsubishi Estate Co., Ltd.	3,531,372	0.2
24,739		Mitsubishi Gas Chemical Co., Inc.	332,737	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
49,519		Mitsubishi Heavy Industries Ltd.	$1,946,513	0.1
17,251		Mitsubishi Materials Corp.	467,649	0.0
103,615		Mitsubishi Motors Corp.	452,051	0.0
34,713		Mitsubishi Tanabe Pharma Corp.	382,548	0.0
1,900,106		Mitsubishi UFJ Financial Group, Inc.	9,676,978	0.4
62,276		Mitsubishi UFJ Lease & Finance Co., Ltd.	361,224	0.0
255,701		Mitsui & Co., Ltd.	4,200,251	0.2
28,414		Mitsui Chemicals, Inc.	640,147	0.0
137,819		Mitsui Fudosan Co., Ltd.	3,429,918	0.2
17,693		Mitsui OSK Lines Ltd.	449,814	0.0
73,354		MS&AD Insurance Group Holdings, Inc.	2,384,310	0.1
3,726,161		Mizuho Financial Group, Inc.	5,726,191	0.3
19,300		MonotaRO Co. Ltd.	509,099	0.0
88,744		Murata Manufacturing Co., Ltd.	4,301,203	0.2
17,421		Nabtesco Corp.	545,330	0.0
28,800		Nagoya Railroad Co., Ltd.	862,859	0.1
38,220		NEC Corp.	1,616,191	0.1
76,100	(3)	Nexon Co. Ltd.	924,628	0.1
40,469		NGK Insulators Ltd.	578,956	0.0
24,185		NGK Spark Plug Co., Ltd.	464,032	0.0
12,709		NH Foods Ltd.	511,709	0.0
34,492		Nidec Corp.	4,670,959	0.2
49,569		Nikon Corp.	621,861	0.0
17,294		Nintendo Co., Ltd.	6,441,953	0.3
307		Nippon Prologis REIT, Inc.	841,822	0.0
207		Nippon Building Fund, Inc.	1,590,412	0.1
12,282		Nippon Electric Glass Co., Ltd.	274,620	0.0
12,122		Nippon Express Co., Ltd.	620,850	0.0
22,617		Nippon Paint Holdings Co., Ltd.	1,182,927	0.1
124,780		Nippon Steel Corp.	1,748,460	0.1
99,398		Nippon Telegraph & Telephone Corp.	4,755,569	0.2
23,603		Nippon Yusen KK	396,503	0.0
19,400		Nissan Chemical Corp.	812,293	0.0
358,592		Nissan Motor Co., Ltd.	2,238,817	0.1
30,567		Nisshin Seifun Group, Inc.	566,807	0.0
9,817		Nissin Food Products Co., Ltd.	711,448	0.0
12,406		Nitori Co., Ltd.	1,820,576	0.1
24,542		Nitto Denko Corp.	1,189,188	0.1
512,626		Nomura Holdings, Inc.	2,179,092	0.1
19,345		Nomura Real Estate Holdings, Inc.	419,354	0.0
632		Nomura Real Estate Master Fund, Inc.	1,141,510	0.1
52,368		Nomura Research Institute Ltd.	1,046,415	0.1
55,349		NSK Ltd.	469,087	0.0
97,520		NTT Data Corp.	1,265,665	0.1
206,054		NTT DoCoMo, Inc.	5,261,514	0.2
100,315		Obayashi Corp.	1,003,243	0.1
10,000		Obic Co., Ltd.	1,145,917	0.1
45,527		Odakyu Electric Railway Co., Ltd.	1,093,570	0.1
133,226		Oji Holdings Corp.	625,493	0.0
180,028		Olympus Corp.	2,439,000	0.1
29,723		Omron Corp.	1,637,889	0.1
58,790		Ono Pharmaceutical Co., Ltd.	1,070,683	0.1
5,900		Oracle Corp. Japan	514,340	0.0
30,880		Oriental Land Co., Ltd.	4,706,590	0.2
204,563		ORIX Corp.	3,060,058	0.1
57,965		Osaka Gas Co., Ltd.	1,113,307	0.1
16,122		Otsuka Corp.	645,227	0.0
60,346		Otsuka Holdings Co. Ltd.	2,266,901	0.1
341,031		Panasonic Corp.	2,779,297	0.1
17,899		Park24 Co., Ltd.	415,812	0.0
14,400	(3)	PeptiDream, Inc.	688,309	0.0
27,400		Persol Holdings Co. Ltd.	520,788	0.0
17,900		Pigeon Corp.	741,183	0.0
14,200		Pola Orbis Holdings, Inc.	320,117	0.0
132,970		Rakuten, Inc.	1,318,075	0.1
209,600		Recruit Holdings Co. Ltd.	6,404,014	0.3
117,600	(3)	Renesas Electronics Corp.	770,658	0.0
323,113		Resona Holdings, Inc.	1,390,401	0.1
103,532		Ricoh Co., Ltd.	936,684	0.1
5,166		Rinnai Corp.	348,098	0.0
14,450		Rohm Co., Ltd.	1,114,125	0.1
36,900		Ryohin Keikaku Co., Ltd.	691,751	0.0
6,888		Sankyo Co., Ltd.	237,026	0.0
55,545		Santen Pharmaceutical Co., Ltd.	970,683	0.1
36,570		SBI Holdings, Inc.	786,824	0.0
32,406		Secom Co., Ltd.	2,965,340	0.1
26,710		Sega Sammy Holdings, Inc.	374,693	0.0
30,800		Seibu Holdings, Inc.	537,650	0.0
43,216	(1)	Seiko Epson Corp.	613,860	0.0
56,119		Sekisui Chemical Co., Ltd.	873,329	0.1
95,985		Sekisui House Ltd.	1,893,994	0.1
116,371		Seven & I Holdings Co., Ltd.	4,459,951	0.2
92,107		Seven Bank Ltd.	253,038	0.0
22,300		SG Holdings Co. Ltd.	546,486	0.0
32,900		Sharp Corp.	367,398	0.0
34,272		Shimadzu Corp.	871,439	0.1
3,461		Shimamura Co., Ltd.	274,967	0.0
11,455		Shimano, Inc.	1,730,896	0.1
91,392	(1)	Shimizu Corp.	830,196	0.0
56,189		Shin-Etsu Chemical Co., Ltd.	6,046,524	0.3
29,994		Shinsei Bank Ltd.	438,579	0.0
41,632		Shionogi & Co., Ltd.	2,321,111	0.1
61,762		Shiseido Co., Ltd.	4,956,967	0.2
70,081		Shizuoka Bank Ltd.	525,178	0.0
20,800		Showa Denko KK	548,885	0.0
8,836		SMC Corp.	3,797,962	0.2
258,800	(1)	Softbank Corp.	3,506,658	0.2
254,992		SoftBank Group Corp.	10,062,093	0.5
11,000		Sohgo Security Services Co., Ltd.	578,545	0.0
51,913		Sompo Holdings, Inc.	2,180,183	0.1
196,370		Sony Corp.	11,607,070	0.5

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
23,498		Sony Financial Holdings, Inc.	$511,646	0.0
20,288		Stanley Electric Co., Ltd.	540,381	0.0
95,035		Subaru Corp.	2,687,600	0.1
38,500		Sumco Corp.	524,475	0.0
230,171		Sumitomo Chemical Co., Ltd.	1,039,169	0.1
183,555		Sumitomo Corp.	2,873,638	0.1
24,609		Sumitomo Dainippon Pharma Co. Ltd.	407,165	0.0
116,533		Sumitomo Electric Industries Ltd.	1,487,128	0.1
17,096		Sumitomo Heavy Industries	509,429	0.0
35,980		Sumitomo Metal Mining Co., Ltd.	1,123,700	0.1
205,351		Sumitomo Mitsui Financial Group, Inc.	7,056,296	0.3
51,285		Sumitomo Mitsui Trust Holdings, Inc.	1,857,127	0.1
51,496		Sumitomo Realty & Development Co., Ltd.	1,965,915	0.1
26,459		Sumitomo Rubber Industries, Inc.	315,073	0.0
11,100		Sundrug Co., Ltd.	350,242	0.0
21,434		Suntory Beverage & Food Ltd.	917,630	0.1
11,217		Suzuken Co., Ltd.	603,807	0.0
56,844		Suzuki Motor Corp.	2,421,516	0.1
25,838		Sysmex Corp.	1,735,855	0.1
86,011		T&D Holdings, Inc.	919,090	0.1
18,700		Taiheiyo Cement Corp.	502,496	0.0
31,261		Taisei Corp.	1,216,585	0.1
5,600		Taisho Pharmaceutical Holdings Co. Ltd.	409,473	0.0
20,025		Taiyo Nippon Sanso Corp.	407,010	0.0
229,622		Takeda Pharmaceutical Co., Ltd.	7,879,636	0.4
20,012		TDK Corp.	1,809,026	0.1
27,501		Teijin Ltd.	530,825	0.0
99,728		Terumo Corp.	3,227,021	0.2
18,578		THK Co., Ltd.	492,191	0.0
29,485		Tobu Railway Co., Ltd.	957,872	0.1
17,500		Toho Co., Ltd.	768,159	0.0
11,500		Toho Gas Co., Ltd.	441,048	0.0
66,013		Tohoku Electric Power Co., Inc.	645,230	0.0
98,688		Tokio Marine Holdings, Inc.	5,294,330	0.3
6,600		Tokyo Century Corp.	306,937	0.0
235,766	(3)	Tokyo Electric Power Co., Inc.	1,156,328	0.1
24,265		Tokyo Electron Ltd.	4,661,885	0.2
59,272		Tokyo Gas Co., Ltd.	1,499,162	0.1
77,194		Tokyu Corp.	1,452,125	0.1
94,535		Tokyu Fudosan Holdings Corp.	605,040	0.0
43,216		Toppan Printing Co., Ltd.	767,501	0.0
214,203		Toray Industries, Inc.	1,595,266	0.1
79,861		Toshiba Corp.	2,442,823	0.1
40,200		Tosoh Corp.	535,538	0.0
21,834	(1)	Toto Ltd.	822,276	0.0
21,885		Toyo Seikan Group Holdings, Ltd.	341,508	0.0
13,688		Toyo Suisan Kaisha Ltd.	549,665	0.0
10,000		Toyoda Gosei Co., Ltd.	201,314	0.0
22,605		Toyota Industries Corp.	1,305,192	0.1
352,858	(1)	Toyota Motor Corp.	23,698,031	1.1
32,854		Toyota Tsusho Corp.	1,066,365	0.1
19,553		Trend Micro, Inc.	934,408	0.1
5,700		Tsuruha Holdings, Inc.	622,461	0.0
62,378		Unicharm Corp.	1,982,624	0.1
448		United Urban Investment Corp.	858,259	0.1
33,826		USS Co., Ltd.	658,744	0.0
7,300		Welcia Holdings Co. Ltd.	368,932	0.0
25,321		West Japan Railway Co.	2,142,438	0.1
411,644		Yahoo! Japan Corp.	1,159,760	0.1
18,485		Yakult Honsha Co., Ltd.	1,037,710	0.1
97,037		Yamada Denki Co., Ltd.	470,181	0.0
22,207		Yamaha Corp.	1,001,205	0.1
43,204		Yamaha Motor Co., Ltd.	787,614	0.0
47,701		Yamato Holdings Co., Ltd.	720,674	0.0
18,700		Yamazaki Baking Co., Ltd.	334,484	0.0
37,042	(1)	Yaskawa Electric Corp.	1,374,895	0.1
35,273		Yokogawa Electric Corp.	648,167	0.0
18,369		Yokohama Rubber Co., Ltd.	369,158	0.0
31,300	(1)	ZOZO, Inc.	725,035	0.0
			525,551,757	23.8

		Luxembourg: 0.1%
5,977		RTL Group SA	287,383	0.0
56,269		SES S.A. - Luxembourg	1,025,644	0.1
72,940		Tenaris S.A.	773,634	0.0
			2,086,661	0.1

		Macau: 0.1%
146,868		MGM China Holdings Ltd.	228,675	0.0
374,802		Sands China Ltd.	1,693,609	0.1
306,365		SJM Holdings Ltd.	290,962	0.0
240,879		Wynn Macau Ltd.	469,394	0.0
			2,682,640	0.1

		Mexico: 0.0%
34,147	(1)	Fresnillo PLC	287,269	0.0

		Netherlands: 6.1%
65,338	(4)	ABN AMRO Bank NV	1,151,025	0.1
1,599	(3),(4)	Adyen NV	1,051,545	0.0
275,147		Aegon NV	1,142,725	0.1
19,407	(3)	AerCap Holdings NV	1,062,533	0.0
90,141		Airbus SE	11,702,914	0.5
35,179		Akzo Nobel NV	3,134,554	0.1
102,601		ArcelorMittal	1,443,432	0.1
65,749		ASML Holding NV	16,306,692	0.7
16,752		EXOR NV	1,121,937	0.0
17,796		Heineken Holding NV	1,770,525	0.1
40,037		Heineken NV	4,324,498	0.2
601,852		ING Groep NV	6,287,407	0.3
182,843		Koninklijke Ahold Delhaize NV	4,572,490	0.2
28,024		Koninklijke DSM NV	3,373,593	0.2
551,811		Koninklijke KPN NV	1,719,692	0.1
143,064		Koninklijke Philips NV	6,610,878	0.3
10,860		Koninklijke Vopak NV	558,195	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
46,600		NN Group NV	$1,651,444	0.1
44,049		NXP Semiconductor NV - NXPI - US	4,806,627	0.2
75,285	(3)	Prosus NV	5,526,551	0.3
35,058	(3)	QIAGEN NV	1,148,107	0.1
18,404	(1)	Randstad NV	903,567	0.0
672,391		Royal Dutch Shell PLC - Class A	19,719,754	0.9
578,544		Royal Dutch Shell PLC - Class B	17,099,038	0.8
225,135		Unilever NV	13,518,820	0.6
43,206		Wolters Kluwer NV	3,152,538	0.1
			134,861,081	6.1

		New Zealand: 0.2%
113,515	(3)	a2 Milk Co. Ltd.	943,159	0.1
149,684		Auckland International Airport Ltd.	858,283	0.0
88,632		Fisher & Paykel Healthcare Corp. Ltd.	961,666	0.1
131,812		Fletcher Building Ltd.	425,110	0.0
197,946		Meridian Energy Ltd.	644,687	0.0
61,786		Ryman Healthcare Ltd.	513,515	0.0
283,626		Spark New Zealand Ltd.	783,400	0.0
			5,129,820	0.2

		Norway: 0.6%
16,687		Det Norske Oljeselskap ASA	444,636	0.0
148,690		DNB ASA	2,621,105	0.1
154,711		Equinor ASA	2,930,564	0.1
30,893		Gjensidige Forsikring ASA	612,683	0.0
67,753		Mowi ASA	1,564,905	0.1
207,731		Norsk Hydro ASA	731,458	0.0
118,041		Orkla ASA	1,074,092	0.1
15,140		Schibsted ASA - Class B	424,585	0.0
113,644		Telenor ASA	2,280,141	0.1
27,432		Yara International ASA	1,182,727	0.1
			13,866,896	0.6

		Portugal: 0.2%
395,363		EDP - Energias de Portugal SA	1,534,343	0.1
77,427		Galp Energia SGPS SA	1,164,440	0.1
38,881		Jeronimo Martins SGPS SA	655,676	0.0
			3,354,459	0.2

		Singapore: 1.2%
384,445		Ascendas Real Estate Investment Trust	868,239	0.1
405,442		CapitaLand Commercial Trust	607,505	0.0
396,096		CapitaLand Ltd.	1,012,491	0.1
398,801		CapitaLand Mall Trust	759,196	0.0
70,181		City Developments Ltd.	499,239	0.0
334,602		ComfortDelgro Corp., Ltd.	581,357	0.0
277,220		DBS Group Holdings Ltd.	5,015,219	0.2
934,012		Genting Singapore Ltd.	594,689	0.0
991,469		Golden Agri-Resources Ltd.	161,377	0.0
15,270		Jardine Cycle & Carriage Ltd.	331,645	0.0
224,704		Keppel Corp., Ltd.	964,988	0.1
493,122		Oversea-Chinese Banking Corp., Ltd.	3,876,627	0.2
104,200		SATS Ltd.	365,379	0.0
151,894		SembCorp Industries Ltd.	228,706	0.0
83,360		Singapore Airlines Ltd.	551,366	0.0
124,151		Singapore Exchange Ltd.	761,671	0.1
249,727		Singapore Press Holdings Ltd.	376,076	0.0
1,261,150		Singapore Telecommunications Ltd.	2,829,683	0.1
241,206		Singapore Technologies Engineering Ltd.	670,485	0.0
302,200		Suntec Real Estate Investment Trust	415,743	0.0
194,656		United Overseas Bank Ltd.	3,617,685	0.2
71,600		UOL Group Ltd.	388,820	0.0
42,500		Venture Corp. Ltd.	471,259	0.0
296,776		Wilmar International Ltd.	800,992	0.1
368,300		Yangzijiang Shipbuilding Holdings Ltd.	256,081	0.0
			27,006,518	1.2

		Spain: 2.8%
40,439		ACS Actividades de Construccion y Servicios SA	1,615,785	0.1
10,426	(4)	Aena SME SA	1,908,519	0.1
67,782		Amadeus IT Group SA	4,856,705	0.2
1,029,950		Banco Bilbao Vizcaya Argentaria SA	5,361,407	0.2
869,165		Banco de Sabadell SA	842,676	0.0
2,596,126	(1)	Banco Santander SA	10,563,208	0.5
189,653		Bankia SA	357,847	0.0
104,132		Bankinter S.A.	657,106	0.0
29,987	(4)	Cellnex Telecom SA	1,238,574	0.1
554,351		CaixaBank SA	1,454,061	0.1
35,032		Enagas	809,820	0.0
49,062	(1)	Endesa S.A.	1,290,615	0.1
74,738		Ferrovial SA - FERE	2,159,430	0.1
46,075		Grifols SA	1,358,209	0.1
927,540		Iberdrola S.A.	9,640,673	0.4
168,494		Industria de Diseno Textil SA	5,214,500	0.2
166,488		Mapfre SA	448,397	0.0
46,371		Naturgy Energy Group SA	1,229,892	0.1
66,862		Red Electrica Corp. SA	1,354,344	0.1
224,451	(1)	Repsol SA	3,500,546	0.2
36,824		Siemens Gamesa Renewable Energy SA	499,562	0.0
721,799		Telefonica S.A.	5,515,390	0.2
			61,877,266	2.8

		Sweden: 2.3%
48,593		Alfa Laval AB	958,453	0.0
154,819		Assa Abloy AB	3,441,807	0.2
103,725		Atlas Copco AB - A Shares	3,194,019	0.2
60,275		Atlas Copco AB - B Shares	1,632,191	0.1
42,248		Boliden AB - BOLS	970,291	0.0
34,839		Electrolux AB	825,345	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
101,794	(3)	Epiroc AB - A Shares	$1,102,444	0.1
60,237		Epiroc AB - B Shares	621,621	0.0
93,681		Essity AB	2,733,463	0.1
13,981	(1)	ICA Gruppen AB	645,693	0.0
124,092	(1)	Hennes & Mauritz AB	2,405,444	0.1
40,220		Hexagon AB - B Shares	1,937,401	0.1
64,512	(1)	Husqvarna AB - B Shares	490,605	0.0
25,799		Industrivarden AB-Class C	564,380	0.0
70,356		Investor AB - B Shares	3,435,995	0.2
37,367		Kinnevik AB	982,445	0.0
11,739		Lundbergforetagen AB	441,493	0.0
28,918	(1)	Lundin Petroleum AB	866,922	0.0
10,215		Millicom International Cellular S.A.	495,703	0.0
174,382		Sandvik AB	2,714,773	0.1
48,367		Securitas AB	740,646	0.0
251,393		Skandinaviska Enskilda Banken AB	2,309,976	0.1
52,540		Skanska AB	1,063,680	0.1
58,699		SKF AB - B Shares	969,305	0.0
236,593		Svenska Handelsbanken AB	2,213,347	0.1
139,884		Swedbank AB	2,014,567	0.1
26,251		Swedish Match AB	1,085,689	0.1
77,136	(1)	Tele2 AB	1,147,199	0.1
474,575		Telefonaktiebolaget LM Ericsson	3,790,115	0.2
422,645		Telia Co. AB	1,890,702	0.1
229,423		Volvo AB - B Shares	3,219,523	0.2
			50,905,237	2.3

		Switzerland: 9.4%
284,666		ABB Ltd.	5,598,207	0.3
24,444		Adecco Group AG	1,352,677	0.1
64,164	(3)	Alcon, Inc.	3,742,679	0.2
7,538		Baloise Holding AG	1,350,619	0.1
339		Barry Callebaut AG	699,197	0.0
16		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	1,324,182	0.0
167		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	1,233,411	0.1
80,630		Cie Financiere Richemont SA	5,909,023	0.3
30,764		Clariant AG	599,211	0.0
30,801		Coca-Cola HBC AG	1,005,971	0.0
394,812		Credit Suisse Group AG	4,829,781	0.2
6,657		Dufry Group	556,868	0.0
1,264		EMS-Chemie Holding AG	787,595	0.0
5,722		Geberit AG - Reg	2,734,460	0.1
1,426		Givaudan	3,979,998	0.2
1,695,837		Glencore PLC	5,110,464	0.2
54,653		LafargeHolcim Ltd.-CHF	2,691,320	0.1
34,571		Julius Baer Group Ltd.	1,531,181	0.1
8,341		Kuehne & Nagel International AG	1,227,400	0.1
20,344		LafargeHolcim Ltd.	1,001,015	0.0
11,503		Lonza Group AG	3,892,741	0.2
473,124		Nestle SA	51,312,446	2.3
331,831		Novartis AG	28,798,614	1.3
5,963		Pargesa Holding SA	458,665	0.0
2,887		Partners Group	2,217,090	0.1
108,521		Roche Holding AG	31,597,486	1.4
6,289		Schindler Holding AG - Part Cert	1,407,398	0.1
3,108		Schindler Holding AG - Reg	693,377	0.0
825		SGS SA	2,045,111	0.1
19,710		Sika AG	2,883,807	0.1
8,578		Sonova Holding AG - Reg	1,995,936	0.1
105,487		STMicroelectronics NV-STM1	2,041,369	0.1
1,594		Straumann Holding AG	1,303,811	0.1
4,525		Swatch Group AG - BR	1,201,394	0.1
8,622		Swatch Group AG - Reg	433,296	0.0
5,286		Swiss Life Holding AG	2,527,238	0.1
11,731		Swiss Prime Site AG	1,148,046	0.1
47,074		Swiss Re Ltd.	4,911,880	0.2
4,001		Swisscom AG	1,973,984	0.1
10,051		Temenos AG	1,683,041	0.1
596,077		UBS Group AG	6,768,121	0.3
7,028		Vifor Pharma AG	1,123,280	0.0
23,378		Zurich Insurance Group AG	8,953,960	0.4
			208,637,350	9.4

		United Arab Emirates: 0.0%
14,508	(1)	NMC Health PLC	483,537	0.0

		United Kingdom: 13.7%
150,295		3i Group PLC	2,151,066	0.1
29,212		Admiral Group PLC	759,639	0.0
162,776		Anglo American PLC	3,740,897	0.2
60,912		Antofagasta PLC	672,438	0.0
72,152		Ashtead Group PLC	2,006,501	0.1
55,028		Associated British Foods PLC	1,557,770	0.1
202,620		AstraZeneca PLC	18,091,665	0.8
143,531	(4)	Auto Trader Group PLC	899,600	0.0
604,981		Aviva PLC	2,969,949	0.1
494,691		BAE Systems PLC	3,464,446	0.2
2,663,111		Barclays PLC	4,906,760	0.2
156,669		Barratt Developments PLC	1,247,180	0.1
18,932		Berkeley Group Holdings PLC	972,048	0.0
3,142,689		BP PLC	19,895,519	0.9
354,306		British American Tobacco PLC	13,084,544	0.6
138,942		British Land Co. PLC	999,516	0.0
1,302,818		BT Group PLC	2,857,606	0.1
51,980		Bunzl PLC	1,358,720	0.1
63,556		Burberry Group PLC	1,697,676	0.1
25,302		Carnival PLC	1,047,001	0.0
882,702		Centrica PLC	800,421	0.0
156,893		CNH Industrial NV	1,597,666	0.1
23,965		Coca-Cola European Partners PLC - EUR	1,335,396	0.1
12,370		Coca-Cola European Partners PLC - USD	685,917	0.0
245,020		Compass Group PLC	6,305,000	0.3
60,857		CRH PLC - London	2,086,786	0.1
19,850		Croda International PLC	1,185,752	0.1
366,970		Diageo PLC	14,990,765	0.7

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
212,388		Direct Line Insurance Group PLC	$783,604	0.0
24,542		easyJet PLC	346,377	0.0
78,494		Evraz PLC	451,776	0.0
140,567		Experian PLC	4,495,187	0.2
35,850	(3)	Ferguson PLC	2,616,348	0.1
167,660		Fiat Chrysler Automobiles NV	2,172,514	0.1
239,666		G4S PLC	558,164	0.0
770,438		GlaxoSmithKline PLC	16,513,953	0.7
89,882		GVC Holdings PLC	821,014	0.0
58,642		Halma PLC	1,419,447	0.1
43,959		Hargreaves Lansdown PLC	1,122,358	0.1
3,125,902		HSBC Holdings PLC	23,951,348	1.1
147,782		Imperial Brands PLC	3,318,603	0.2
193,358		Informa PLC	2,025,013	0.1
26,712		InterContinental Hotels Group PLC	1,666,964	0.1
24,929		Intertek Group PLC	1,678,018	0.1
105,363		Investec PLC - INVP - GBP	542,026	0.0
559,604		ITV PLC	866,775	0.0
272,760		J Sainsbury PLC	736,011	0.0
105,273		John Wood Group PLC	490,792	0.0
29,894		Johnson Matthey PLC	1,122,840	0.1
325,937		Kingfisher PLC	828,327	0.0
108,803		Land Securities Group PLC	1,145,911	0.1
920,753		Legal & General Group PLC	2,810,420	0.1
10,958,055		Lloyds Banking Group Plc	7,264,281	0.3
48,596		London Stock Exchange Group PLC	4,363,885	0.2
301,209		Marks & Spencer Group PLC	682,226	0.0
120,009		Meggitt PLC	936,186	0.0
750,427		Melrose Industries PLC	1,859,161	0.1
110,728	(4)	Merlin Entertainments PLC	616,109	0.0
52,926		Micro Focus International PLC	743,723	0.0
75,001		Mondi PLC	1,436,067	0.1
527,004		National Grid PLC	5,706,005	0.3
20,923		Next PLC	1,590,463	0.1
70,242	(3)	Ocado Group PLC	1,142,527	0.1
120,701	(1)	Pearson PLC	1,094,533	0.1
49,200		Persimmon PLC	1,312,166	0.1
395,383		Prudential PLC	7,164,790	0.3
109,352		Reckitt Benckiser Group PLC	8,538,096	0.4
115,352		Relx PLC (EUR Exchange)	2,742,722	0.1
185,989		Relx PLC (GBP Exchange)	4,417,165	0.2
285,656		Rentokil Initial PLC	1,642,353	0.1
175,374		Rio Tinto PLC	9,116,349	0.4
264,767		Rolls-Royce Holdings PLC	2,572,687	0.1
747,063		Royal Bank of Scotland Group PLC	1,904,172	0.1
159,300		RSA Insurance Group PLC	1,045,178	0.0
167,838		Sage Group PLC/The	1,426,307	0.1
19,202	(1)	Schroders PLC	725,810	0.0
168,868		Segro PLC	1,683,511	0.1
36,670		Severn Trent PLC	976,051	0.0
135,114		Smith & Nephew PLC	3,253,787	0.1
61,160		Smiths Group PLC	1,180,127	0.1
11,370		Spirax-Sarco Engineering PLC	1,095,423	0.1
159,652		SSE PLC	2,442,319	0.1
82,009		St. James's Place PLC	986,372	0.0
431,272		Standard Chartered PLC	3,620,047	0.2
375,484		Standard Life Aberdeen PLC	1,318,738	0.1
506,571		Taylor Wimpey PLC	1,005,503	0.0
1,512,745		Tesco PLC	4,472,365	0.2
171,431		Unilever PLC	10,303,287	0.5
105,327		United Utilities Group PLC	1,069,118	0.1
4,127,807		Vodafone Group PLC	8,223,812	0.4
40,099		Weir Group PLC	702,439	0.0
20,645		Whitbread PLC	1,089,619	0.1
369,526	(1)	WM Morrison Supermarkets PLC	909,852	0.0
194,917		WPP PLC	2,440,614	0.1
			302,667,979	13 .7

	Total Common Stock (Cost $1,911,109,938)		2,120,071,208	95 .9

PREFERRED STOCK: 0.5%
		Germany: 0.5%
8,670		Bayerische Motoren Werke AG	481,643	0.0
10,735		Fuchs Petrolub AG	402,604	0.0
27,520		Henkel AG & Co. KGaA	2,723,089	0.1
23,652		Porsche AG	1,533,291	0.1
5,494		Sartorius AG	1,001,616	0.1
28,666		Volkswagen AG	4,875,683	0.2

	Total Preferred Stock (Cost $11,151,388)		11,017,926	0.5

RIGHTS: –%
		Australia: –%
3,841	(3)	Harvey Norman Holdings Ltd.	–	–

	Total Rights (Cost $–)		–	–

	Total Long-Term Investments (Cost $1,922,261,326)		2,131,089,134	96 .4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.9%
		Floating Rate Notes: 0.5%
400,000	(5)	Bank of America Corp., 2.140%, 11/07/2019	400,015	0.0
500,000	(5)	Crédit Agricole Group, 2.170%, 11/07/2019	499,975	0.0
400,000	(5)	Credit Suisse Group AG, 2.190%, 10/10/2019	400,002	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
400,000	(5)	DNB ASA, 2.150%, 10/10/2019	$399,998	0.0
500,000	(5)	DNB ASA, 2.180%, 11/04/2019	499,987	0.0
500,000	(5)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	499,984	0.0
500,000	(5)	Lloyds Bank PLC, 2.160%, 11/08/2019	499,995	0.0
300,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	299,997	0.0
252,000	(5)	Mizuho Financial Group Inc., 2.160%, 10/15/2019	252,000	0.0
500,000	(5)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	500,002	0.0
400,000	(5)	National Bank Of Canada, 2.150%, 10/10/2019	399,998	0.0
500,000	(5)	National Bank Of Canada, 2.160%, 11/06/2019	499,986	0.0
300,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.130%, 10/15/2019	299,996	0.0
400,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	399,994	0.0
300,000	(5)	Royal Bank Of Canada, 2.150%, 10/11/2019	299,997	0.0
500,000	(5)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	499,982	0.0
600,000	(5)	State Street Bank & Trust Co., 2.120%, 11/15/2019	599,962	0.1
400,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.190%, 10/01/2019	400,000	0.0
300,000	(5)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	299,998	0.0
500,000	(5)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	500,002	0.0
550,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.220%, 02/12/2020	549,913	0.1
530,000	(5)	Svenska Handelsbanken AB, 2.140%, 10/08/2019	529,996	0.1
600,000	(5)	Toronto-Dominion Bank, 2.120%, 11/18/2019	599,969	0.1
614,000	(5)	Wells Fargo & Co., 2.180%, 11/04/2019	613,984	0.1
			10,745,732	0.5

		Repurchase Agreements: 3.3%
20,685,116	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $20,686,476, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $21,098,818, due 10/25/19-07/15/61)	20,685,116	0.9
20,685,116	(5)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $20,686,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $21,098,821, due 08/15/22-06/20/69)	20,685,116	1.0
3,875,758	(5)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $3,875,961, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $3,953,273, due 10/01/19-02/15/40)	3,875,758	0.2
20,685,116	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $20,686,459, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $21,098,818, due 10/15/19-09/01/49)	20,685,116	0.9

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,217,202	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $7,217,700, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,361,566, due 04/15/21-09/09/49)	$7,217,202	0.3
			73,148,308	3 .3

		Certificates of Deposit: 0.2%
1,200,000	(5)	Bank of Novia Scotia, 2.000%, 10/01/2019	1,200,000	0.0
1,800,000	(5)	Barclays PLC, 2.250%, 10/01/2019	1,800,000	0.1
650,000	(5)	Landesbank Baden-Wurttemberg, 2.180%, 11/12/2019	650,086	0.0
1,300,000	(5)	Royal Bank Of Canada, 2.000%, 10/01/2019	1,300,000	0.1
			4,950,086	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
64,220,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $64,220,000)	64,220,000	2.9

	Total Short-Term Investments
	(Cost $153,064,126)	153,064,126	6.9

	Total Investments in Securities (Cost $2,075,325,452)	$2,284,153,260	103.3
	Liabilities in Excess of Other Assets	(73,540,542)	(3.3)
	Net Assets	$2,210,612,718	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	17.9%
Industrials	14.2
Consumer Staples	11.5
Health Care	11.2
Consumer Discretionary	11.1
Materials	6.7
Information Technology	6.5
Communication Services	5.2
Energy	4.9
Utilities	3.7
Real Estate	3.5
Short-Term Investments	6.9
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$1,794,296	$154,021,387	$–	$155,815,683
Austria	–	4,732,612	–	4,732,612
Belgium	–	21,687,725	–	21,687,725
China	679,775	1,938,944	–	2,618,719
Denmark	–	37,465,929	–	37,465,929
Finland	1,132,660	23,461,106	–	24,593,766
France	6,012,680	219,550,350	–	225,563,030
Germany	10,275,867	159,936,915	–	170,212,782
Hong Kong	1,349,154	68,548,945	–	69,898,099
Ireland	5,154,730	6,649,936	–	11,804,666
Israel	4,654,935	7,422,385	–	12,077,320
Italy	–	44,202,407	–	44,202,407
Japan	854,145	524,697,612	–	525,551,757
Luxembourg	–	2,086,661	–	2,086,661
Macau	–	2,682,640	–	2,682,640
Mexico	–	287,269	–	287,269
Netherlands	11,395,711	123,465,370	–	134,861,081
New Zealand	–	5,129,820	–	5,129,820
Norway	–	13,866,896	–	13,866,896
Portugal	–	3,354,459	–	3,354,459
Singapore	–	27,006,518	–	27,006,518
Spain	–	61,877,266	–	61,877,266
Sweden	–	50,905,237	–	50,905,237
Switzerland	1,324,182	207,313,168	–	208,637,350
United Arab Emirates	–	483,537	–	483,537
United Kingdom	685,917	301,982,062	–	302,667,979
Total Common Stock	45,314,052	2,074,757,156	–	2,120,071,208
Preferred Stock	–	11,017,926	–	11,017,926
Rights	–	–	–	–
Short-Term Investments	64,220,000	88,844,126	–	153,064,126
Total Investments, at fair value	$109,534,052	$2,174,619,208	$–	$2,284,153,260
Liabilities Table
Other Financial Instruments+
Futures	$(505,143)	$–	$–	$(505,143)
Total Liabilities	$(505,143)	$–	$–	$(505,143)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	807	12/20/19	$76,600,440	$(505,143)
			$76,600,440	$(505,143)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,101,088,599.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$348,669,798
Gross Unrealized Depreciation	(163,852,029)

Net Unrealized Appreciation	$184,817,769